Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangement [Abstract]
Schedule of stock options and weighted average exercise prices of share options	Our stock option activity for the years ended December 31 was as follows:

	2024		2023		2022
	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $	Number of options	Weighted Average Exercise Price $
Outstanding, beginning of year	7,063,333	2.72	5,963,185	2.91	5,334,420	3.53
Granted	2,016,800	1.22	2,145,400	2.23	1,005,000	2.04
Forfeited	(175,534)	2.46	(280,288)	2.86	(62,962)	3.83
Expired	(2,028,254)	3.22	(314,573)	4.17	(304,940)	10.80
Exercised	—	—	(450,391)	1.74	(8,333)	1.45
Outstanding, end of year	6,876,345	2.14	7,063,333	2.72	5,963,185	2.91
Exercisable, end of year	4,718,058	2.43	5,039,604	2.85	4,420,482	3.01

Schedule of stock options outstanding and exercisable by range of exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2024:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$1.13 - $1.50	1,799,300	4.6	1.14	637,257	1.13
$1.51 - $2.20	2,232,850	3.3	1.88	1,434,792	1.94
$2.21 - $2.70	699,689	1.9	2.36	699,689	2.36
$2.71 - $3.11	940,800	3.2	2.78	742,614	2.78
$3.12 - $7.60	1,203,706	1.2	3.51	1,203,706	3.51
	6,876,345	3.1	2.14	4,718,058	2.43

Schedule of weighted average remaining contractual life and outstanding stock options by exercise price
The following table summarizes information about the stock options outstanding and exercisable at December 31, 2024:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$1.13 - $1.50	1,799,300	4.6	1.14	637,257	1.13
$1.51 - $2.20	2,232,850	3.3	1.88	1,434,792	1.94
$2.21 - $2.70	699,689	1.9	2.36	699,689	2.36
$2.71 - $3.11	940,800	3.2	2.78	742,614	2.78
$3.12 - $7.60	1,203,706	1.2	3.51	1,203,706	3.51
	6,876,345	3.1	2.14	4,718,058	2.43

Disclosure weighted average assumptions and fair value of options
The estimated fair value of stock options granted during the years ended December 31 were determined using the following weighted average assumptions:

	2024	2023	2022
Risk-free interest rate	3.1%	4.1%	3.4%
Expected life	3.0 years	3.0 years	3.0 years
Expected volatility	66.4%	72.0%	96.0%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$0.57	$1.12	$1.24

Schedule of number of other equity instruments	Our share award activity for the years ended December 31 was as follows:

	2024	2023	2022
Outstanding, beginning of year	398,440	—	40,560
Granted(1)	853,642	403,200	—
Forfeited	—	(4,760)	—
Released	(133,572)	—	(40,560)
Outstanding, end of year	1,118,510	398,440	—
(1) The weighted average fair value of the RSAs granted was $1.15 in 2024 (2023 - $2.23).